DSU’s	12 Months Ended
Dec. 31, 2025
Dsus
DSU’s

14. DSU’s

Effective April 21, 2020, the Board of Directors approved a DSUs Plan to grant DSUs to its directors. The DSU Plan permits the eligible directors to defer receipt of all or a portion of their retainer or compensation until termination of their services and to receive such fees in the form of cash at that time.

Upon vesting of the DSUs or termination of service as a director, the director will be able to redeem DSUs based upon the then market price of the Company’s common stock on the date of redemption in exchange for cash.

The following table summarizes the DSU activity during the years ended December 31, 2025 and 2024:

		Weighted average
		grant date fair
	Number of	value per share
	shares	(C$)

Unvested as at December 31, 2023	42,728	$31.50
Granted (i, ii)	81,868	4.55
Vested (i)	(114,953)	14.35
Unvested as at December 31, 2024	9,643	$5.60
Granted (iii)	36,535	7.53
Vested (ii)	(46,178)	7.12
Unvested as at December 31, 2025	-	$-

(i)	On April 1, 2024, 54,510 DSUs were issued to the Company’s Directors which vested immediately.

(ii)	On October 1, 2024, 9,643 DSUs were issued to one of the Company’s Directors which vests on October 1, 2025.

(iii)	On October 14, 2025, 36,535 DSUs were issued to the Company’s Directors which vested immediately.

In October 2024, the Company settled 30,052 DSUs by issuing shares of common stock at C$5.60 a share and cash payment $46,304 to a certain director of the Company.

In October 2025, the Company settled 24,319 DSUs by issuing 17,583 shares of common stock at C$6.83 a share and cash payment $32,627 to a certain director of the Company.

The vesting of DSU’s during the year ended December 31, 2025, resulted in stock-based compensation of $750,815 ($482,994 for the year ended December 31, 2024). The fair value of each DSU is $5.95 as of December 31, 2025 and $3.85 as of December 31, 2024.